COMMITMENTS	12 Months Ended
Dec. 31, 2018
Commitments [Abstract]
COMMITMENTS
COMMITMENTS
Arrangements with key suppliers
From time to time, in the ordinary course of business, the Group enters into various arrangements with key third party suppliers in order to establish strategic and technological advantages. A limited number of these arrangements contain unconditional purchase obligations to purchase a fixed or minimum quantity of goods and/or services with fixed and determinable price provisions.
Arrangements with sponsors
Certain of the Group’s sponsorship contracts include terms whereby the Group is obligated to purchase a minimum quantity of goods and/or services from its sponsors.
Future minimum purchase obligations under these arrangements at December 31, 2018 were as follows:

	At December 31, 2018
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ thousand)
Minimum purchase obligations	153,303	43,110	6,707	1,060	204,180

Operating lease agreements
The future aggregate minimum lease payments under non-cancellable operating leases, mainly relating to the lease of property and cars, are as follows:

	At December 31, 2018
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ thousand)
Future minimum lease payments under operating lease agreements	19,062	22,411	11,994	18,708	72,175

During 2018, the Group’s operating lease expenses amounted to €15,358 thousand (€16,964 thousand in 2017 and €14,820 thousand in 2016).